Stock-based compensation	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stock-based compensation

Note 29.      Stock-based compensation

Employee stock option plans

The Stock Option Plan (“ESOP 1”) was approved on December 31, 2007 by the stockholders of WISeKey SA, representing 2,632,500 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

The Stock Option Plan (“ESOP 2”) was approved on December 31, 2011 by the stockholders of WISeKey SA, representing 16,698,300 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

At March 22, 2016 as part of the reverse acquisition transaction, both ESOP plans in existence in WISeKey SA were transferred to WISeKey International Holding Ltd at the same terms, with the share exchange term of 5:1 into WIHN Class B Shares.

Grants

In the 12 months to December 31, 2021, the Group granted a total of 2,029,821 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options exercisable in WIHN Class B Shares granted consisted of:

-	1,883,544 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2021;

-	16,714 options with immediate vesting granted to employees and Board members, all of which had been exercised as of December 31, 2021;

-	33,000 options vesting on May 1, 2022 granted to employees;

-	33,000 options vesting on May 1, 2023 granted to employees;

-	34,000 options vesting on May 1, 2024 granted to employees;

-	23,042 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2021;

-	6,521 options with immediate vesting granted to external advisors, all of which had been exercised as of December 31, 2021.

In the 12 months to December 31, 2021, the Group also granted a total of 9,818,000 options exercisable in WIHN Class A Shares with immediate vesting to employees and Board members, none of which had been exercised as of December 31, 2021. Each option is exercisable into one Class A Share.

In the 12 months to December 31, 2022, the Group granted a total of 4,054,980 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of:

-	3,864,188 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2022;

-	164,271 options with immediate vesting granted to Board members, all of which had been exercised as of December 31, 2022;

-	6,600 options vesting on July 1, 2023 granted to employees;

-	6,600 options vesting on July 1, 2024 granted to employees;

-	6,800 options vesting on July 1, 2025 granted to employees;

-	6,521 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2022;

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on WIHN Class A Shares in the year ended December 31, 2023.

In the 12 months to December 31, 2023, the Group granted a total of 18,418 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of:

-	14,582 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2023;

-	200 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2023; and

-	3,636 options with immediate vesting granted to external advisors, all of which had been exercised as of December 31, 2023.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on WIHN Class A Shares in the year ended December 31, 2023.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of a WIHN Class B Share. Expected volatility is based on historical volatility of WIHN Class B Shares.

In the year ended December 31, 2023, a total charge of USD 177,619 was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options:

-	USD 138,592 for options granted to employees and Board members; and

-	USD 39,027 for options granted to nonemployees.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2023	December 31, 2022	December 31, 2021
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	69.77 – 70.72%	69.58 - 87.74%	61.33 - 99.64%
Average remaining expected life of stock options on WIHN Class B Shares (years)	5.23	4.25	4.31
Average remaining expected life of stock options on WIHN Class A Shares (years)	1.40	2.40	3.40

Unvested options to employees as at December 31, 2023 were recognized prorata temporis over the service period (grant date to vesting date).

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2023 and 2022.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2021	2,333	64.0	-	-
Granted	81,099	8.50	-	-
Vested	(81,692)	9.00	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as at December 31, 2022	1,740	37.50	-	-
Granted	18,418	10.00	-	-
Vested	(19,210)	11.00	-	-
Non-vested forfeited or cancelled	(680)	46.22	-	-
Non-vested options as at December 31, 2023	268	7.50	-	-

As at December 31, 2023, there was a USD 978 unrecognized compensation expense related to non-vested stock option-based compensation arrangements. Non-vested stock options outstanding as at December 31, 2023 were accounted for using the graded-vesting method, as permitted under ASC 718-10-35-8, and we therefore recognized compensation costs calculated using the Black-Scholes model and the market price of WIHN Class B Shares at grant date, over the requisite service period.

The following tables summarize the Group’s stock option activity for the years ended December 31, 2023, 2022 and 2021.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2021	76,218	35.50	5.28	2,468,898
Of which vested	73,885	34.50	5.25	2,455,994
Of which non-vested	2,333	-	-	-
Granted	81,095	2.50	-	-
Exercised or converted	(6,256)	2.50	-	39,661
Forfeited or cancelled	-	-	-	-
Expired	(10,440)	218.00	-	-
Outstanding as at December 31, 2022	140,617	3.00	6.10	887,345
Of which vested	138,877	3.00	6.11	878,378
Of which non-vested	1,740	-	-	-
Granted	18,418	2.85	-	-
Exercised or converted	(10,086)	2.50	-	7,867
Forfeited or cancelled	(680)	2.50	-	-
Expired	(230)		-	-
Outstanding as at December 31, 2023	148,039	3.11	5.23	111,306
Of which vested	147,771	3.11	5.23	111,104
Of which non-vested	268	-		-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2021	392,720	0.25	6.90	1,520,393
Granted	-	-	-	-
Outstanding as at December 31, 2022	392,720	0.25	5.90	248,950
Of which vested	392,720	0.25	5.90	248,950
Granted	-	-	-	-
Outstanding as at December 31, 2023	392,720	0.25	4.90	23,339
Of which vested	392,720	0.25	4.90	23,339

Summary of stock-based compensation expenses

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2023	2022	2021
In relation to Employee Stock Option Plans (ESOP)	178	743	3,761
In relation to non-ESOP Option Agreements	-	1	22
Total	178	744	3,783

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2023	2022	2021
Research & development expenses	-	177	485
Selling & marketing expenses	67	280	820
General & administrative expenses	111	287	2,478
Total	178	744	3,783